Note 12 - Derivatives and Fair Value Disclosures - Valuation of Assets Measured at Fair Value on a Non-recurring Basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Book Value, Impairment loss		$ (5,735,086)	$ (8,238,987)	$ (6,168,747)
Fair Value, Measurements, Nonrecurring [Member]
Fair value of assets	$ 748,780	26,500,000	6,841,141
Net Book Value, Impairment loss	(3,566,694)	(5,735,086)	(4,672,293)
Fair value of assets	748,780	26,500,000	6,841,141
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of assets
Fair value of assets
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of assets	748,780	26,500,000	6,841,141
Fair value of assets	748,780	26,500,000	6,841,141
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of assets
Fair value of assets